Income taxes - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Current income tax expense	$ 4,687	$ 5,559
Deferred tax recovery	(4,580)	(770)
Income tax expense	$ 107	$ 4,789